UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2031

MFS SERIES TRUST V

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

June 30, 2013

MFS® INTERNATIONAL NEW DISCOVERY FUND

PORTFOLIO OF INVESTMENTS

6/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 94.9%
Aerospace - 0.7%
Cobham PLC	2,353,035	$9,405,247
Meggitt PLC	2,128,396	16,679,154
Saab AB, “B”	179,800	3,428,580

		$29,512,981
Airlines - 1.6%
Copa Holdings S.A., “A”	89,661	$11,756,350
Koninklijke Vopak N.V.	207,631	12,249,665
Qantas Airways Ltd. (a)	7,114,176	8,715,004
Stagecoach Group PLC	6,299,970	30,275,546

		$62,996,565
Alcoholic Beverages - 0.5%
Carlsberg Group	132,697	$11,844,036
Davide Campari-Milano S.p.A.	1,119,736	8,090,362

		$19,934,398
Apparel Manufacturers - 1.4%
Burberry Group PLC	330,148	$6,810,784
Cia.Hering S.A.	823,000	11,544,536
Gerry Weber International AG	342,779	14,484,655
Li & Fung Ltd.	3,835,138	5,229,831
Stella International Holdings Ltd.	6,814,591	18,802,386

		$56,872,192
Automotive - 2.7%
D’Ieteren S.A.	233,889	$9,953,901
Exide Industries Ltd.	7,717,651	15,708,033
Ford Otomotiv Sanayi S.A.	261,838	3,611,184
Geely Automobile Holdings Ltd.	24,224,145	10,366,684
GKN PLC	2,161,234	9,947,578
Guangzhou Automobile Group Co. Ltd., “H”	15,522,750	14,605,106
Motherson Sumi Systems Ltd.	5,142,955	17,033,026
Takata Corp.	403,000	8,699,566
Tofas Turk Otomobil Fabriikasi A.S.	537,152	3,348,132
USS Co. Ltd.	106,720	13,547,135

		$106,820,345
Biotechnology - 0.2%
Abcam PLC	496,153	$3,422,219
Lonza Group AG	52,002	3,898,044

		$7,320,263
Broadcasting - 1.1%
Havas S.A.	1,982,514	$12,650,852
Nippon Television Holdings, Inc.	561,000	10,260,678
Proto Corp.	522,300	6,751,246
Rightmove PLC	428,301	13,612,583

		$43,275,359
Brokerage & Asset Managers - 5.2%
Aberdeen Asset Management PLC	7,448,552	$43,119,137
Bolsa Mexicana de Valores S.A. de C.V.	4,243,996	10,526,919

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Brokerage & Asset Managers - continued
CETIP S.A. Mercados Organizados	1,066,857	$10,920,301
Computershare Ltd.	1,218,705	11,373,123
Daiwa Securities Group, Inc.	2,193,000	18,418,724
Hargreaves Lansdown PLC	1,129,533	15,191,974
ICAP PLC	1,787,059	9,912,170
IG Group Holdings PLC	2,061,617	18,240,880
Osaka Securities Exchange Co. Ltd.	47,500	4,798,851
Rathbone Brothers PLC	854,559	20,566,103
Schroders PLC	1,042,976	34,438,954
Yuanta Financial Holding Co. Ltd.	23,028,360	11,919,846

		$209,426,982
Business Services - 10.7%
Amadeus Fire AG	261,921	$14,966,804
Amadeus Holdings AG	1,598,278	51,084,186
Brenntag AG	152,061	23,098,454
Brunel International N.V. (l)	133,329	5,610,797
Bunzl PLC	5,556,222	108,447,193
Cabcharge Australia Ltd. (l)	2,190,013	8,049,628
Capgemini	142,113	6,909,055
Capita PLC	1,527,618	22,507,564
Cognizant Technology Solutions Corp., “A” (a)	174,213	10,907,476
Compass Group PLC	1,300,480	16,666,428
CTS Eventim AG	125,215	5,040,118
DKSH Holding Ltd.	45,924	3,777,772
Edenred	274,042	8,382,609
Electrocomponents PLC	1,305,444	4,852,219
Intertek Group PLC	519,736	23,159,216
LPS Brasil - Consultoria de Imoveis S.A.	1,289,700	10,461,635
LSL Property Services PLC	2,094,245	11,546,502
MITIE Group PLC	1,660,408	6,328,389
Multiplus S.A.	751,800	10,970,313
Nomura Research Institute Ltd.	681,400	22,238,255
Premier Farnell PLC	2,019,963	6,205,971
Serco Group PLC	1,002,337	9,426,183
Sodexo	335,338	27,935,533
Travis Perkins PLC	348,717	7,748,203
Wolseley PLC	70,332	3,255,144

		$429,575,647
Cable TV - 3.0%
Astro Malaysia Holdings Berhad	31,235,759	$29,955,483
Dish TV India Ltd. (a)	9,303,367	9,485,817
Eutelsat Communications	512,833	14,514,856
Kabel Deutschland Holding AG	86,492	9,499,695
Liberty Global PLC, “A” (a)	49,488	3,666,071
Liberty Global PLC, “C” (a)	36,955	2,508,875
Naspers	270,233	19,867,861
SES	202,760	5,791,037
Ziggo N.V.	665,809	26,579,701

		$121,869,396
Chemicals - 0.4%
Nufarm Ltd.	1,410,151	$6,009,785
Victrex PLC	431,154	10,124,991

		$16,134,776

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - 1.8%
Aveva Group PLC	103,480	$3,557,247
Dassault Systemes S.A.	78,736	9,631,701
OBIC Business Consultants Co. Ltd.	131,550	7,268,542
OBIC Co. Ltd.	170,260	44,547,762
Totvs S.A.	573,500	8,993,105

		$73,998,357
Computer Software - Systems - 1.7%
Asustek Computer, Inc.	1,673,000	$14,313,021
Brother Industries Ltd.	784,000	8,829,683
Konica Minolta, Inc.	1,464,000	11,056,019
Linx S.A.	564,200	9,102,651
NICE Systems Ltd.	409,140	15,088,401
Venture Corp. Ltd.	1,975,000	11,293,115

		$69,682,890
Conglomerates - 0.7%
DCC PLC	424,236	$16,614,369
First Pacific Co. Ltd. (a)	540,350	12,347
First Pacific Co. Ltd.	4,322,800	4,613,275
Smiths Group PLC	302,450	6,034,716

		$27,274,707
Construction - 2.1%
Bellway PLC	2,429,051	$47,055,304
China Shanshui Cement Group Ltd.	6,599,891	2,942,520
Geberit AG	85,376	21,137,314
PDG Realty S.A. (a)	3,768,400	3,563,459
Semen Indonesia Persero Tbk PT	4,644,720	7,944,384

		$82,642,981
Consumer Products - 2.8%
Beiersdorf AG	240,694	$20,991,056
Dabur India Ltd.	6,487,750	17,012,230
Henkel KGaA, IPS	238,495	22,379,484
Kimberly-Clark de Mexico S.A. de C.V., “A”	3,078,824	9,948,745
Milbon Co. Ltd.	184,930	6,526,064
PZ Cussons	489,612	2,576,577
Shiseido Co. Ltd.	204,400	3,043,948
Societe BIC S.A.	44,638	4,465,837
Uni-Charm Corp.	430,300	24,339,413

		$111,283,354
Consumer Services - 2.4%
Abril Educacao S.A., IEU	489,190	$8,550,165
Anhanguera Educacional Participacoes S.A.	2,287,700	13,225,774
Dignity PLC	1,685,858	35,041,484
Estacio Participacoes S.A.	1,591,920	11,414,937
Kakaku.com, Inc.	132,800	4,050,413
Kroton Educacional S.A.	1,364,210	18,891,742
Rakuten	401,300	4,746,168

		$95,920,683
Containers - 0.9%
Klabin S.A., IPS	1,156,600	$5,753,584
Mayr-Melnhof Karton AG	115,031	12,343,762

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Containers - continued
Viscofan S.A.	330,512	$16,528,053

		$34,625,399
Electrical Equipment - 1.8%
Domino Printing Sciences PLC	1,087,613	$10,322,239
IMI PLC	613,486	11,616,931
Kaba Holding AG	3,856	1,444,520
Keyence Corp.	14,300	4,563,370
Legrand S.A.	238,002	10,998,927
OMRON Corp.	95,121	2,838,402
Pfeiffer Vacuum Technology AG	63,016	6,529,172
Sensata Technologies Holding B.V. (a)	98,398	3,434,090
Spectris PLC	674,515	19,541,499

		$71,289,150
Electronics - 2.6%
Advantech Co. Ltd.	3,496,787	$16,614,106
ASM International N.V.	315,690	10,609,486
Chroma Ate, Inc.	6,557,000	11,110,042
Halma PLC	1,248,376	9,589,095
Hirose Electric Co. Ltd.	73,208	9,654,776
Infineon Technologies AG	1,160,337	9,711,568
Seoul Semiconductor Co. Ltd.	467,465	13,713,764
Siliconware Precision Industries Co.	14,384,000	18,011,475
Stanley Electric Co. Ltd.	272,831	5,314,675

		$104,328,987
Energy - Independent - 1.0%
Cairn Energy PLC (a)	2,823,983	$10,830,291
Canadian Oil Sands Ltd.	627,150	11,610,355
Gran Tierra Energy, Inc. (a)	2,022,790	12,347,924
Japan Petroleum Exploration Co. Ltd.	164,600	6,679,925

		$41,468,495
Engineering - Construction - 1.3%
JGC Corp.	907,000	$32,647,610
Outotec Oyj (l)	386,499	4,617,320
Promotora y Operadora de Infraestructura S.A.B. de C.V. (a)	1,160,460	10,656,660
Toshiba Plant Kensetsu Co. Ltd.	268,000	4,015,406

		$51,936,996
Food & Beverages - 3.3%
Arca Continental S.A.B de C.V.	1,213,018	$9,293,209
Associated British Foods PLC	314,407	8,322,924
Booker Group PLC	8,079,800	14,908,784
Britvic PLC	1,798,529	14,032,975
Chr. Hansen Holding A/S	387,044	13,252,480
Coca-Cola HBC AG	316,371	7,243,638
D.E Master Blenders 1753 N.V. (a)	250,831	4,015,878
Kerry Group PLC	297,795	16,435,294
M. Dias Branco S.A. Industria e Comercio de Alimentos	398,300	14,904,901
Shenguan Holdings Group Ltd.	32,483,505	15,119,223
Tate & Lyle PLC	355,742	4,469,398
Want Want China Holdings Ltd.	6,417,146	8,996,460

		$130,995,164

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Drug Stores - 3.1%
Alimentation Couche-Tard, Inc.	248,517	$14,745,137
Brazil Pharma S.A. (a)	2,235,000	10,276,783
Cosmos Pharmaceutical Corp.	99,200	10,042,025
Dairy Farm International Holdings Ltd.	680,109	8,181,382
E-Mart Co. Ltd.	37,052	6,503,010
FamilyMart Co. Ltd.	119,400	5,092,378
Lawson, Inc.	279,000	21,294,918
O’Key Group S.A., GDR	2,042,810	22,961,362
Raia Drogasil S.A.	577,700	5,605,219
Sundrug Co. Ltd.	257,300	10,921,889
Wumart Stores, Inc.	4,828,514	8,902,437

		$124,526,540
Furniture & Appliances - 0.2%
Arcelik A.S.	537,150	$3,543,152
SEB S.A.	35,396	2,855,811

		$6,398,963
Gaming & Lodging - 1.0%
Ladbrokes PLC	1,407,044	$4,268,261
Minor International Public Co. Ltd.	5,437,159	4,347,624
Paddy Power PLC	145,389	12,546,983
Shangri-La Asia Ltd.	5,826,895	9,985,357
William Hill PLC	1,641,430	11,044,639

		$42,192,864
General Merchandise - 1.4%
Clicks Group Ltd.	889,902	$5,031,239
David Jones Ltd. (l)	1,241,256	2,870,435
Dollarama, Inc.	454,067	31,780,804
Lojas Renner S.A.	137,000	3,926,390
Mitra Adiperkasa Tbk.	3,224,192	2,267,788
Seria Co. Ltd.	311,900	9,399,769

		$55,276,425
Health Maintenance Organizations - 0.2%
Odontoprev S.A.	1,987,900	$8,196,240

Insurance - 3.3%
Admiral Group PLC	319,954	$6,472,764
Amlin PLC	2,300,697	13,797,296
Austbrokers Holdings Ltd.	352,580	3,514,727
Brasil Insurance Paticipaco e Administracao S.A.	1,211,100	11,886,566
Catlin Group Ltd.	1,473,022	11,184,041
Hiscox Ltd.	4,046,058	35,146,100
Insurance Australia Group Ltd.	2,318,075	11,451,100
Jardine Lloyd Thompson Group PLC	1,332,773	18,474,180
Samsung Fire & Marine Insurance Co. Ltd.	37,191	7,564,949
Sony Financial Holdings, Inc.	375,400	5,931,153
Storebrand A.S.A. (a)	1,553,074	7,491,348

		$132,914,224
Internet - 0.2%
51job, Inc., ADR (a)	123,880	$8,363,139

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Leisure & Toys - 0.1%
Shimano, Inc.	53,000	$4,499,496

Machinery & Tools - 2.9%
Aalberts Industries N.V.	218,282	$4,859,782
Burckhardt Compression Holding AG	30,287	12,056,442
ElringKlinger AG (l)	243,883	8,139,426
Faiveley S.A.	31,863	1,941,005
Finning International, Inc.	354,673	7,301,198
GEA Group AG	774,405	27,385,677
GLORY Ltd.	87,400	2,049,732
Neopost S.A. (l)	151,345	10,004,702
Rotork PLC	192,204	7,775,708
Sinotruk (Hong Kong) Ltd.	9,898,878	4,817,582
Spirax-Sarco Engineering PLC	260,460	10,590,535
T.K. Corp. (a)	749,514	14,888,454
Thermax Ltd.	656,296	6,606,584

		$118,416,827
Medical & Health Technology & Services - 1.4%
Fleury S.A.	1,146,400	$9,350,608
Hogy Medical Co. Ltd.	47,000	2,686,933
Kobayashi Pharmaceutical Co. Ltd.	368,600	19,472,171
Miraca Holdings, Inc.	572,600	26,380,827

		$57,890,539
Medical Equipment - 2.7%
Fisher & Paykel Healthcare Corp. Ltd.	9,796,600	$26,191,967
Nakanishi, Inc.	85,700	10,913,400
Nihon Kohden Corp.	239,600	9,155,919
Smith & Nephew PLC	762,703	8,500,145
Sonova Holding AG	311,842	33,080,905
Sysmex Corp.	83,400	5,457,411
Top Glove Corp.	7,324,377	14,465,616
William Demant Holdings A/S (a)	19,606	1,621,487

		$109,386,850
Metals & Mining - 1.1%
Iluka Resources Ltd.	2,673,167	$24,134,588
MOIL Ltd.	3,439,350	11,517,118
Usinas Siderurgicas de Minas Gerais S.A., “A”, IPS (a)	2,501,600	8,329,885

		$43,981,591
Network & Telecom - 1.1%
VTech Holdings Ltd.	2,851,944	$43,573,129

Oil Services - 1.7%
AMEC PLC	1,175,275	$18,007,676
Fugro N.V.	159,198	8,591,878
Global Ports Investments PLC, GDR (l)	356,428	4,744,057
John Wood Group PLC	861,625	10,645,206
Petroleum Geo-Services A.S.A	216,216	2,627,081
Schoeller-Bleckmann Nooter Apparatetechnik GMBH	81,784	8,309,767
Technip	90,780	9,175,084
WorleyParsons Ltd.	460,420	8,141,105

		$70,241,854

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Other Banks & Diversified Financials - 4.4%
Aeon Financial Service Co. Ltd. (l)	670,700	$19,049,315
Canadian Western Bank	331,031	8,740,830
Chiba Bank Ltd.	2,332,451	15,897,730
Credicorp Ltd.	176,910	22,637,404
Federal Bank Ltd.	2,013,395	13,841,246
Julius Baer Group Ltd.	161,357	6,270,233
Jyske Bank (a)	814,287	30,648,474
Public Bank Berhad	2,272,377	12,269,901
Shizuoka Bank Ltd.	941,000	10,142,458
Sydbank A/S (a)	1,164,848	23,136,298
TISCO Financial Group Public Co. Ltd.	1,675,382	2,214,756
Wing Hang Bank	1,236,160	11,032,176

		$175,880,821
Pharmaceuticals - 1.8%
Genomma Lab Internacional S.A., “B” (a)	4,202,391	$8,260,491
Hisamitsu Pharmaceutical Co., Inc.	89,100	4,539,024
Santen Pharmaceutical Co. Ltd.	524,200	22,568,401
Tsumura & Co.	304,000	8,962,452
Virbac SA	138,277	28,618,133

		$72,948,501
Pollution Control - 0.3%
Daiseki Co. Ltd.	630,600	$11,063,278

Printing & Publishing - 0.1%
De La Rue PLC	269,038	$3,944,456

Railroad & Shipping - 0.5%
ALL America Latina Logistica S.A.	2,127,900	$9,021,415
Asciano Ltd.	1,337,730	6,107,825
Precious Shipping Public Co. Ltd.	8,486,318	4,843,070

		$19,972,310
Real Estate - 2.9%
Ascendas India Trust, REIT	24,039,000	$13,525,375
Brasil Brokers Participacoes S.A.	2,914,700	8,555,935
Deutsche Bank Mexico S.A.	7,152,900	14,060,202
Deutsche Wohnen AG	1,300,897	22,089,262
GSW Immobilien AG (l)	239,509	9,233,353
IGB Trust, REIT	15,787,400	6,645,748
Macquarie Mexico Real Estate S.A. de C.V., REIT	4,348,141	9,362,423
Midland Holdings Ltd.	33,339,351	12,429,364
Multiplan Empreendimentos	467,046	10,840,214
Supalai PLC	11,062,141	6,313,071
TAG Immobilien AG	370,520	4,032,285

		$117,087,232
Restaurants - 1.5%
Ajisen (China) Holdings Ltd.	11,874,037	$9,223,798
Arcos Dorados Holdings, Inc.	645,129	7,535,107
Domino’s Pizza UK & IRL PLC	1,870,018	19,124,489
Whitbread PLC	481,656	22,461,137

		$58,344,531

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Special Products & Services - 0.4%
Filtrona PLC	1,572,075	$16,737,086

Specialty Chemicals - 5.0%
Air Water, Inc.	345,000	$4,859,498
Chugoku Marine Paints Ltd.	1,467,000	7,262,523
Croda International PLC	2,331,003	88,065,606
Elementis PLC	3,282,336	10,990,100
Fuchs Petrolub AG, IPS	221,510	17,606,568
Japan Pure Chemical Co. Ltd.	383	744,143
Kansai Paint Co. Ltd.	952,000	12,151,966
Sika AG	7,550	19,493,183
SK KAKEN Co. Ltd.	53,000	2,623,815
Symrise AG	797,993	32,219,641
Tikkurila Oyj	131,596	2,971,915

		$198,988,958
Specialty Stores - 3.9%
ABC-Mart, Inc.	332,600	$12,978,040
Christian Dior S.A.	237,941	38,227,956
Cj O Shopping Co. Ltd.	37,984	11,431,288
Delticom AG	39,225	1,979,999
Esprit Holdings Ltd.	3,136,999	4,656,920
Hyundai Home Shopping Network Corp.	50,309	6,745,309
JB Hi-Fi Ltd. (l)	472,392	7,228,937
M.Video OJSC	754,900	5,464,574
MonotaRO Co. Ltd.	680,100	16,573,923
NEXT PLC	477,615	33,032,471
Nitori Co. Ltd.	80,300	6,477,112
Point, Inc.	51,320	2,434,192
Shimamura Co. Ltd.	48,500	5,892,569
Yamada Denki Co. Ltd.	80,380	3,262,044

		$156,385,334
Telecommunications - Wireless - 0.3%
TIM Participacoes S.A., ADR	668,660	$12,437,076

Telephone Services - 0.8%
Bezeq - The Israel Telecommunication Corp. Ltd.	4,557,885	$6,063,021
PT XL Axiata Tbk	38,145,887	18,504,177
TDC A.S.	817,939	6,617,178

		$31,184,376
Tobacco - 0.5%
Swedish Match AB	524,371	$18,538,195

Trucking - 1.4%
DSV A.S.	1,021,027	$24,819,831
Kintetsu World Express, Inc.	197,400	7,911,525
Yamato Holdings Co. Ltd.	1,186,300	25,010,620

		$57,741,976
Utilities - Electric Power - 0.8%
Alupar Investimento S.A. (a)	1,089,300	$9,216,835
Energias do Brasil S.A.	2,189,800	11,119,024

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Utilities - Electric Power - continued
Tractebel Energia S.A.	811,700	$12,611,934

		$32,947,793
Total Common Stocks		$3,809,246,671

Collateral for Securities Loaned - 0.7%
Morgan Stanley, Repurchase Agreement, 0.13% dated 6/28/13, due 7/1/13, total to be received $26,175,923 (secured by U.S. Treasury and Federal Agency obligations valued at $26,699,399 in an individually traded account), at Value	$26,175,639	$26,175,639

Money Market Funds - 4.2%
MFS Institutional Money Market Portfolio, 0.11%, at Net Asset Value (v)	167,444,325	$167,444,325
Total Investments		$4,002,866,635

Other Assets, Less Liabilities - 0.2%		9,030,185
Net Assets - 100.0%		$4,011,896,820

(a)	Non-income producing security.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
IEU	International Equity Unit
IPS	International Preference Stock
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

9

Supplemental Information

6/30/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$69,415,514	$957,250,547	$—	$1,026,666,061
Japan	500,523,815	108,015,463	—	608,539,278
Brazil	269,671,226	—	—	269,671,226
Germany	117,005,436	132,381,781	—	249,387,217
France	83,418,036	108,685,063	—	192,103,099
Hong Kong	62,375,515	56,140,651	—	118,516,166
Denmark	14,873,967	97,065,816	—	111,939,783
Switzerland	56,158,756	52,243,294	—	108,402,050
Australia	9,524,512	88,071,745	—	97,596,257
Other Countries	486,069,713	540,355,821	—	1,026,425,534
Short Term Securities	—	26,175,639	—	26,175,639
Mutual Funds	167,444,325	—	—	167,444,325
Total Investments	$1,836,480,815	$2,166,385,820	$—	$4,002,866,635

For further information regarding security characteristics, see the Portfolio of Investments.

10

Supplemental Information (unaudited) – continued

Of the level 2 investments presented above, equity investments amounting to $1,673,264,810 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $229,776,390 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$3,327,876,262
Gross unrealized appreciation	875,971,494
Gross unrealized depreciation	(200,981,121)
Net unrealized appreciation (depreciation)	$674,990,373

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	79,812,607	446,528,479	(358,896,761)	167,444,325

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$141,987	$167,444,325

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of June 30, 2013, are as follows:

United Kingdom	25.6%
Japan	15.2%
Brazil	6.7%
Germany	6.2%
United States	5.6%
France	4.8%
Hong Kong	3.0%
Denmark	2.8%
Switzerland	2.7%
Other Countries	27.4%

11

QUARTERLY REPORT

June 30, 2013

MFS® RESEARCH FUND

PORTFOLIO OF INVESTMENTS

6/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 98.2%
Aerospace - 3.2%
Honeywell International, Inc.	519,710	$41,233,791
Precision Castparts Corp.	189,482	42,824,827
United Technologies Corp.	328,820	30,560,531

		$114,619,149
Alcoholic Beverages - 0.5%
Diageo PLC	563,377	$16,159,480

Apparel Manufacturers - 2.1%
Guess?, Inc.	533,790	$16,563,504
Li & Fung Ltd.	7,358,000	10,033,822
NIKE, Inc., “B”	268,680	17,109,542
PVH Corp.	112,184	14,028,609
VF Corp.	93,273	18,007,285

		$75,742,762
Automotive - 1.4%
Delphi Automotive PLC	581,550	$29,478,770
General Motors Co. (a)	594,910	19,816,452

		$49,295,222
Biotechnology - 1.7%
Biogen Idec, Inc. (a)	77,400	$16,656,480
Celgene Corp. (a)	186,423	21,794,713
Gilead Sciences, Inc. (a)	197,720	10,125,241
ViroPharma, Inc. (a)	373,080	10,688,742

		$59,265,176
Broadcasting - 2.9%
News Corp., “A”	1,647,240	$53,700,024
Time Warner, Inc.	275,740	15,943,287
Walt Disney Co.	531,110	33,539,596

		$103,182,907
Brokerage & Asset Managers - 1.1%
BlackRock, Inc.	81,437	$20,917,093
Franklin Resources, Inc.	145,487	19,789,142

		$40,706,235
Business Services - 1.8%
Accenture PLC, “A”	397,380	$28,595,465
Fidelity National Information Services, Inc.	473,490	20,284,312
FleetCor Technologies, Inc. (a)	170,750	13,881,975

		$62,761,752
Cable TV - 1.9%
Comcast Corp., “Special A”	1,109,010	$43,994,427
Time Warner Cable, Inc.	218,350	24,560,008

		$68,554,435
Chemicals - 0.5%
Celanese Corp.	358,420	$16,057,216

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - 3.3%
Autodesk, Inc. (a)	153,090	$5,195,875
CDW Corp. (a)	519,950	9,681,469
Citrix Systems, Inc. (a)	313,540	18,915,868
Oracle Corp.	1,301,550	39,983,616
Salesforce.com, Inc. (a)	470,683	17,970,677
Symantec Corp.	801,440	18,008,357
TIBCO Software, Inc. (a)	418,370	8,953,118

		$118,708,980
Computer Software - Systems - 5.3%
Apple, Inc. (s)	213,505	$84,565,060
EMC Corp.	1,357,880	32,073,126
Hewlett-Packard Co.	2,918,980	72,390,704

		$189,028,890
Construction - 0.9%
Stanley Black & Decker, Inc.	397,360	$30,715,928

Consumer Products - 1.9%
Estee Lauder Cos., Inc., “A”	250,050	$16,445,789
International Flavors & Fragrances, Inc.	287,660	21,620,526
Procter & Gamble Co.	374,860	28,860,471

		$66,926,786
Consumer Services - 0.6%
Priceline.com, Inc. (a)	24,902	$20,597,191

Containers - 0.3%
Packaging Corp. of America	215,450	$10,548,432

Electrical Equipment - 2.9%
Danaher Corp. (s)	1,283,630	$81,253,779
W.W. Grainger, Inc.	79,917	20,153,469

		$101,407,248
Electronics - 2.5%
Altera Corp.	668,380	$22,049,856
JDS Uniphase Corp. (a)	969,500	13,941,410
Mellanox Technologies Ltd. (a)	220,830	10,931,085
Microchip Technology, Inc.	690,000	25,702,500
NXP Semiconductors N.V. (a)	505,170	15,650,167

		$88,275,018
Energy - Independent - 4.4%
Anadarko Petroleum Corp.	245,550	$21,100,111
Cabot Oil & Gas Corp.	388,550	27,594,821
EOG Resources, Inc.	103,018	13,565,410
EQT Corp.	174,800	13,873,876
Marathon Petroleum Corp.	134,320	9,544,779
Noble Energy, Inc.	291,329	17,491,393
Occidental Petroleum Corp.	296,110	26,421,895
Pioneer Natural Resources Co.	185,612	26,867,337

		$156,459,622
Energy - Integrated - 3.7%
Exxon Mobil Corp. (s)	1,439,910	$130,095,868

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Engineering - Construction - 0.6%
Fluor Corp.	375,320	$22,260,229

Food & Beverages - 3.4%
Coca-Cola Co.	1,160,210	$46,536,023
General Mills, Inc.	442,850	21,491,510
Groupe Danone	276,546	20,755,645
Mondelez International, Inc.	1,136,050	32,411,507

		$121,194,685
Food & Drug Stores - 1.0%
CVS Caremark Corp.	604,960	$34,591,613

Gaming & Lodging - 0.2%
Wynn Resorts Ltd.	52,813	$6,760,064

General Merchandise - 2.1%
Kohl’s Corp.	326,500	$16,491,515
Target Corp.	832,550	57,329,393

		$73,820,908
Health Maintenance Organizations - 1.0%
Aetna, Inc.	123,710	$7,860,533
UnitedHealth Group, Inc.	426,520	27,928,530

		$35,789,063
Insurance - 3.3%
ACE Ltd.	393,460	$35,206,801
American International Group, Inc. (a)	707,130	31,608,711
MetLife, Inc.	1,089,000	49,832,640

		$116,648,152
Internet - 3.0%
eBay, Inc. (a)	657,080	$33,984,178
Google, Inc., “A” (a)	84,161	74,092,820

		$108,076,998
Machinery & Tools - 2.2%
Eaton Corp. PLC	334,640	$22,022,658
Joy Global, Inc.	423,420	20,548,573
Roper Industries, Inc.	290,866	36,131,375

		$78,702,606
Major Banks - 6.4%
Goldman Sachs Group, Inc.	156,080	$23,607,100
JPMorgan Chase & Co.	1,395,970	73,693,256
Morgan Stanley	1,311,510	32,040,189
State Street Corp.	400,590	26,122,474
Wells Fargo & Co.	1,701,420	70,217,603

		$225,680,622
Medical & Health Technology & Services - 1.4%
AmerisourceBergen Corp.	252,370	$14,089,817
Cerner Corp. (a)	94,010	9,033,421
Express Scripts Holding Co. (a)	456,990	28,191,713

		$51,314,951

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical Equipment - 2.6%
Covidien PLC	472,150	$29,669,906
St. Jude Medical, Inc.	320,360	14,618,027
Stryker Corp.	335,810	21,720,191
Thermo Fisher Scientific, Inc.	329,140	27,855,118

		$93,863,242
Natural Gas - Distribution - 0.5%
Spectra Energy Corp.	513,170	$17,683,838

Natural Gas - Pipeline - 0.4%
Kinder Morgan, Inc.	395,188	$15,076,422

Network & Telecom - 0.3%
Qualcomm, Inc.	190,840	$11,656,507

Oil Services - 1.9%
Cameron International Corp. (a)	398,870	$24,394,889
Dresser-Rand Group, Inc. (a)	328,100	19,679,438
Ensco PLC, “A”	154,840	8,999,301
Schlumberger Ltd.	200,410	14,361,381

		$67,435,009
Other Banks & Diversified Financials - 6.3%
American Express Co.	540,770	$40,427,965
Citigroup, Inc.	1,275,730	61,196,768
Discover Financial Services	520,130	24,778,993
Fifth Third Bancorp	823,020	14,855,511
SunTrust Banks, Inc.	543,450	17,156,717
Visa, Inc., “A”	349,929	63,949,525

		$222,365,479
Pharmaceuticals - 5.9%
Bristol-Myers Squibb Co.	490,830	$21,935,193
Johnson & Johnson	847,950	72,804,987
Perrigo Co.	126,794	15,342,074
Pfizer, Inc.	2,309,420	64,686,854
Valeant Pharmaceuticals International, Inc. (a)	211,670	18,220,554
Zoetis, Inc.	484,300	14,960,027

		$207,949,689
Railroad & Shipping - 0.9%
Union Pacific Corp.	213,151	$32,884,936

Restaurants - 1.1%
McDonald’s Corp.	227,760	$22,548,240
YUM! Brands, Inc.	242,680	16,827,431

		$39,375,671
Specialty Chemicals - 0.7%
Airgas, Inc.	125,120	$11,943,955
FMC Corp.	232,560	14,200,114

		$26,144,069
Specialty Stores - 2.2%
Amazon.com, Inc. (a)	67,355	$18,703,810
AutoZone, Inc. (a)	46,318	19,624,473

4

Portfolio of Investments (unaudited) – continued

Issuer			Shares/Par	Value ($)

Common Stocks - continued
Specialty Stores - continued
Bed Bath & Beyond, Inc. (a)			289,380	$20,517,042
Dick’s Sporting Goods, Inc.			357,230	17,882,934

				$76,728,259
Telecommunications - Wireless - 0.9%
American Tower Corp., REIT			286,930	$20,994,668
SBA Communications Corp. (a)			163,520	12,120,102

				$33,114,770
Telephone Services - 1.5%
AT&T, Inc.			569,900	$20,174,460
Verizon Communications, Inc.			661,290	33,289,339

				$53,463,799
Tobacco - 2.1%
Lorillard, Inc.			416,210	$18,180,053
Philip Morris International, Inc.			659,580	57,132,820

				$75,312,873
Trucking - 0.9%
Expeditors International of Washington, Inc.			803,190	$30,529,252

Utilities - Electric Power - 2.5%
AES Corp.			830,110	$9,953,019
American Electric Power Co., Inc.			376,890	16,877,134
Calpine Corp. (a)			871,660	18,505,342
CMS Energy Corp.			971,370	26,392,123
Edison International			372,830	17,955,493

				$89,683,111
Total Common Stocks				$3,487,215,114

Convertible Preferred Stocks - 0.4%
Utilities - Electric Power - 0.4%
PPL Corp., 9.5%			239,930	$12,574,731
	Strike Price	First Exercise
Warrants - 0.0%
Natural Gas - Pipeline - 0.0%
Kinder Morgan, Inc. (1 share for 1 warrant) (a)	$40	2/15/12	201,996	$1,034,220

Money Market Funds - 1.5%
MFS Institutional Money Market Portfolio, 0.11%, at Net Asset Value (v)			54,413,585	$54,413,585
Total Investments				$3,555,237,650
Issuer/Expiration Date/Strike Price			Number of Contracts
Call Options Written - 0.0%
Accenture PLC - July 2013 @ $75			(444)	$(19,980)

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Securities Sold Short - (0.1)%
Network & Telecom - (0.1)%
Research In Motion Ltd.	(225,800)	$(2,364,126)

Other Assets, Less Liabilities - 0.0%		151,679
Net Assets - 100.0%		$3,553,005,223

(a)	Non-income producing security.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and certain derivative transactions.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

At June 30, 2013, the fund had cash collateral of $3,598,656 and other liquid securities with an aggregate value of $2,197,024 to cover any commitments for securities sold short and certain derivative contracts.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

Supplemental Information

6/30/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

7

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as written options. The following is a summary of the levels used as of June 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$3,409,073,312	$—	$—	$3,409,073,312
France	20,755,645	—	—	20,755,645
United Kingdom	—	16,159,480	—	16,159,480
Canada	18,220,554	—	—	18,220,554
Netherlands	15,650,167	—	—	15,650,167
Israel	10,931,085	—	—	10,931,085
Hong Kong	—	10,033,822	—	10,033,822
Mutual Funds	54,413,585	—	—	54,413,585
Total Investments	$3,529,044,348	$26,193,302	$—	$3,555,237,650
Short Sales	$(2,364,126)	$—	$—	$(2,364,126)

Other Financial Instruments
Written Options	$(19,980)	$—	$—	$(19,980)

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $10,033,822 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,993,100,633
Gross unrealized appreciation	599,537,936
Gross unrealized depreciation	(37,400,919)
Net unrealized appreciation (depreciation)	$562,137,017

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	53,816,932	396,010,875	(395,414,222)	54,413,585

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$44,528	$54,413,585

8

QUARTERLY REPORT

June 30, 2013

MFS® TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS

6/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 60.3%
Aerospace - 3.4%
General Dynamics Corp.	85,834	$6,723,360
Honeywell International, Inc.	644,370	51,124,316
Lockheed Martin Corp.	735,700	79,794,022
Northrop Grumman Corp.	140,585	11,640,438
Precision Castparts Corp.	30,768	6,953,876
United Technologies Corp.	545,696	50,716,986

		$206,952,998
Airlines - 0.1%
Copa Holdings S.A., “A”	46,447	$6,090,131

Alcoholic Beverages - 0.5%
Diageo PLC	1,031,134	$29,576,268
Diageo PLC, ADR	19,290	2,217,386

		$31,793,654
Automotive - 1.6%
Delphi Automotive PLC	871,920	$44,197,625
General Motors Co. (a)	424,660	14,145,425
Johnson Controls, Inc.	665,123	23,804,752
Magna International, Inc.	233,420	16,614,834

		$98,762,636
Broadcasting - 1.6%
News Corp., “A”	185,661	$6,052,549
Omnicom Group, Inc.	342,842	21,554,477
Time Warner, Inc.	173,128	10,010,261
Viacom, Inc., “B”	274,691	18,692,723
Walt Disney Co.	627,030	39,596,945

		$95,906,955
Brokerage & Asset Managers - 0.7%
BlackRock, Inc.	88,422	$22,711,191
Franklin Resources, Inc.	143,401	19,505,404
NASDAQ OMX Group, Inc.	80,090	2,626,151

		$44,842,746
Business Services - 0.7%
Accenture PLC, “A”	430,302	$30,964,532
Dun & Bradstreet Corp.	34,080	3,321,096
Fidelity National Information Services, Inc.	44,027	1,886,117
Fiserv, Inc. (a)	66,440	5,807,520

		$41,979,265
Cable TV - 1.3%
Comcast Corp., “Special A”	1,222,820	$48,509,269
Time Warner Cable, Inc.	289,320	32,542,714

		$81,051,983
Chemicals - 1.6%
3M Co.	411,908	$45,042,140
Celanese Corp.	154,667	6,929,082
LyondellBasell Industries N.V., “A”	100,150	6,635,939

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Chemicals - continued
PPG Industries, Inc.	260,948	$38,205,397

		$96,812,558
Computer Software - 1.2%
CA, Inc.	149,040	$4,267,015
Microsoft Corp.	972,310	33,573,864
Oracle Corp.	929,157	28,543,703
Symantec Corp.	231,050	5,191,694

		$71,576,276
Computer Software - Systems - 1.8%
Apple, Inc.	39,113	$15,491,877
Canon, Inc.	283,900	9,324,326
Hewlett-Packard Co.	1,663,800	41,262,240
International Business Machines Corp.	182,585	34,893,819
Western Digital Corp.	129,330	8,030,100

		$109,002,362
Construction - 0.3%
Stanley Black & Decker, Inc.	208,528	$16,119,214

Consumer Products - 0.8%
Nu Skin Enterprises, Inc., “A”	111,190	$6,795,933
Procter & Gamble Co.	414,878	31,941,457
Reckitt Benckiser Group PLC	98,888	7,010,163

		$45,747,553
Containers - 0.1%
Packaging Corp. of America	91,470	$4,478,371

Electrical Equipment - 1.4%
Danaher Corp.	754,676	$47,770,991
Pentair Ltd.	108,887	6,281,691
Siemens AG	87,452	8,839,047
Tyco International Ltd.	675,883	22,270,345

		$85,162,074
Electronics - 0.8%
Hoya Corp.	228,700	$4,692,626
Intel Corp.	344,048	8,332,843
Microchip Technology, Inc.	719,630	26,806,218
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	481,820	8,826,942

		$48,658,629
Energy - Independent - 2.4%
Anadarko Petroleum Corp.	200,501	$17,229,051
Apache Corp.	258,188	21,643,900
Canadian Natural Resources Ltd.	189,528	5,356,061
EOG Resources, Inc.	57,598	7,584,505
EQT Corp.	117,961	9,362,565
HollyFrontier Corp.	264,170	11,301,193
Marathon Petroleum Corp.	126,960	9,021,778
Noble Energy, Inc.	323,086	19,398,083
Occidental Petroleum Corp.	383,822	34,248,437
Valero Energy Corp.	282,310	9,815,919

		$144,961,492

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Energy - Integrated - 3.1%
Chevron Corp.	594,823	$70,391,354
Exxon Mobil Corp.	1,144,358	103,392,745
Royal Dutch Shell PLC, “A”	505,474	16,130,284

		$189,914,383
Engineering - Construction - 0.1%
Fluor Corp.	113,221	$6,715,138

Food & Beverages - 2.3%
Coca-Cola Co.	218,488	$8,763,554
Coca-Cola Enterprises, Inc.	112,727	3,963,481
Dr Pepper Snapple Group, Inc.	123,001	5,649,436
General Mills, Inc.	758,520	36,810,976
Groupe Danone	271,216	20,355,612
Ingredion, Inc.	80,430	5,277,817
J.M. Smucker Co.	32,380	3,339,997
Kellogg Co.	66,194	4,251,641
Kraft Foods Group, Inc.	43,598	2,435,820
Mondelez International, Inc.	237,635	6,779,727
Nestle S.A.	485,820	31,775,749
PepsiCo, Inc.	50,594	4,138,083
Tyson Foods, Inc., “A”	250,770	6,439,774

		$139,981,667
Food & Drug Stores - 1.7%
CVS Caremark Corp.	986,939	$56,433,172
Kroger Co.	690,340	23,844,344
Safeway, Inc.	206,610	4,888,393
Walgreen Co.	460,250	20,343,050

		$105,508,959
Gaming & Lodging - 0.1%
Wynn Resorts Ltd.	50,942	$6,520,576

General Merchandise - 1.3%
Kohl’s Corp.	265,075	$13,388,938
Macy’s, Inc.	393,500	18,888,000
Target Corp.	712,960	49,094,426

		$81,371,364
Health Maintenance Organizations - 0.1%
Aetna, Inc.	46,530	$2,956,516

Insurance - 4.3%
ACE Ltd.	394,009	$35,255,925
American International Group, Inc. (a)	354,860	15,862,242
Aon PLC	305,709	19,672,374
Chubb Corp.	95,220	8,060,373
Delta Lloyd N.V.	619,760	12,346,980
MetLife, Inc.	1,362,240	62,336,102
Prudential Financial, Inc.	696,310	50,851,519
Swiss Re Ltd.	72,550	5,374,250
Travelers Cos., Inc.	390,530	31,211,158
Validus Holdings Ltd.	456,580	16,491,670

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Insurance - continued
Zurich Insurance Group AG	14,510	$3,760,392

		$261,222,985
Internet - 0.4%
Google, Inc., “A” (a)	17,822	$15,689,954
Yahoo!, Inc. (a)	235,780	5,920,436

		$21,610,390
Leisure & Toys - 0.7%
Activision Blizzard, Inc.	1,092,960	$15,585,610
Hasbro, Inc. (l)	305,553	13,697,941
Mattel, Inc.	156,930	7,110,498
Polaris Industries, Inc.	45,740	4,345,300

		$40,739,349
Machinery & Tools - 0.7%
Cummins, Inc.	102,908	$11,161,402
Eaton Corp. PLC	323,636	21,298,485
Illinois Tool Works, Inc.	150,367	10,400,885

		$42,860,772
Major Banks - 6.8%
Bank of America Corp.	1,170,546	$15,053,222
Bank of New York Mellon Corp.	1,401,822	39,321,107
BOC Hong Kong Holdings Ltd.	1,419,500	4,335,259
Goldman Sachs Group, Inc.	290,270	43,903,338
JPMorgan Chase & Co.	2,580,131	136,205,115
Mizuho Financial Group, Inc.	5,780,200	12,030,678
Morgan Stanley	376,822	9,205,761
PNC Financial Services Group, Inc.	211,874	15,449,852
State Street Corp.	422,123	27,526,641
Sumitomo Mitsui Financial Group, Inc.	181,400	8,321,940
Wells Fargo & Co.	2,155,410	88,953,771
Westpac Banking Corp.	376,940	9,868,055

		$410,174,739
Medical & Health Technology & Services - 0.5%
AmerisourceBergen Corp.	151,694	$8,469,076
Express Scripts Holding Co. (a)	237,924	14,677,532
Quest Diagnostics, Inc.	88,047	5,338,290

		$28,484,898
Medical Equipment - 1.9%
Abbott Laboratories	543,893	$18,970,988
Becton, Dickinson & Co.	24,573	2,428,550
Covidien PLC	337,968	21,237,909
Medtronic, Inc.	268,555	13,822,526
St. Jude Medical, Inc.	495,082	22,590,592
Thermo Fisher Scientific, Inc.	421,965	35,710,898

		$114,761,463
Metals & Mining - 0.3%
Iluka Resources Ltd.	612,325	$5,528,353
Rio Tinto PLC	182,950	7,498,491
Vale S.A., ADR	567,770	7,466,176

		$20,493,020

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Natural Gas - Distribution - 0.2%
GDF Suez	613,350	$11,959,291

Natural Gas - Pipeline - 0.2%
Williams Cos., Inc.	349,075	$11,334,465

Oil Services - 0.2%
Noble Corp.	222,001	$8,342,798
Schlumberger Ltd.	75,340	5,398,864

		$13,741,662
Other Banks & Diversified Financials - 0.9%
American Express Co.	95,567	$7,144,589
Fifth Third Bancorp	208,970	3,771,909
MasterCard, Inc., “A”	8,489	4,876,931
SunTrust Banks, Inc.	167,394	5,284,629
Visa, Inc., “A”	92,648	16,931,422
Western Union Co.	516,383	8,835,313
Zions Bancorporation	243,428	7,030,201

		$53,874,994
Pharmaceuticals - 5.3%
AbbVie, Inc.	312,810	$12,931,565
Bayer AG	68,855	7,342,985
Bristol-Myers Squibb Co.	380,090	16,986,222
Eli Lilly & Co.	365,900	17,973,008
Johnson & Johnson	1,290,940	110,840,108
Merck & Co., Inc.	728,630	33,844,864
Pfizer, Inc.	3,668,425	102,752,584
Roche Holding AG	28,081	6,958,033
Teva Pharmaceutical Industries Ltd., ADR	149,040	5,842,368
Valeant Pharmaceuticals International, Inc. (a)	61,370	5,282,730
Zoetis, Inc.	30,100	929,789

		$321,684,256
Printing & Publishing - 0.2%
McGraw-Hill Cos., Inc.	94,967	$5,051,295
Moody’s Corp.	109,691	6,683,473

		$11,734,768
Railroad & Shipping - 0.2%
Canadian National Railway Co.	53,694	$5,222,815
Union Pacific Corp.	38,360	5,918,181

		$11,140,996
Real Estate - 0.4%
Annaly Mortgage Management, Inc., REIT	584,330	$7,345,028
Corio N.V., REIT	93,840	3,720,747
Digital Realty Trust, Inc., REIT	99,360	6,060,960
EPR Properties, REIT	104,090	5,232,604

		$22,359,339
Restaurants - 0.3%
McDonald’s Corp.	156,290	$15,472,710

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Specialty Chemicals - 0.5%
Air Products & Chemicals, Inc.	243,128	$22,263,231
FMC Corp.	99,280	6,062,037

		$28,325,268
Specialty Stores - 0.2%
Advance Auto Parts, Inc.	80,693	$6,549,851
Staples, Inc.	491,696	7,798,299

		$14,348,150
Telecommunications - Wireless - 0.2%
Vodafone Group PLC	5,137,610	$14,743,499

Telephone Services - 2.1%
AT&T, Inc.	1,053,974	$37,310,680
Bezeq - The Israel Telecommunication Corp. Ltd.	1,784,530	2,371,981
CenturyLink, Inc.	445,833	15,760,197
Frontier Communications Corp. (l)	4,196,810	16,997,081
TDC A.S.	1,154,940	9,343,538
Telecom Italia S.p.A.	6,470,140	3,575,255
Telefonica Brasil S.A., ADR	299,660	6,838,241
Verizon Communications, Inc.	568,590	28,622,821
Windstream Corp.	1,070,090	8,250,394

		$129,070,188
Tobacco - 2.8%
Altria Group, Inc.	451,940	$15,813,381
Lorillard, Inc.	1,024,070	44,731,378
Philip Morris International, Inc.	1,248,086	108,109,209

		$168,653,968
Trucking - 0.5%
United Parcel Service, Inc., “B”	329,375	$28,484,350

Utilities - Electric Power - 1.5%
American Electric Power Co., Inc.	336,720	$15,078,322
Companhia Energetica de Minas Gerais, IPS	550,500	4,912,029
Duke Energy Corp.	85,220	5,752,350
Fortum Oyj	305,965	5,715,642
NRG Energy, Inc.	701,960	18,742,332
PG&E Corp.	281,870	12,889,915
PPL Corp.	538,230	16,286,840
Public Service Enterprise Group, Inc.	277,841	9,074,287

		$88,451,717
Total Common Stocks		$3,648,594,737

Bonds - 37.8%
Agency - Other - 0.1%
Financing Corp., 9.65%, 2018	$2,850,000	$3,950,872

Asset-Backed & Securitized - 2.1%
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.795%, 2040 (z)	$6,505,841	$3,141,641
BlackRock Capital Finance LP, 7.75%, 2026 (n)	726,804	92,667
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (n)	1,691,001	1,692,015
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	7,105,112	7,821,563

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Asset-Backed & Securitized - continued
Credit Suisse Mortgage Capital Certificate, FRN, 5.695%, 2040	$9,759,829	$10,898,098
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 2036	3,387,251	3,204,526
Goldman Sachs Mortgage Securities Corp., FRN, 5.799%, 2045	21,689,879	24,170,290
JPMorgan Chase Commercial Mortgage Securities Corp., 4.78%, 2042	828,000	870,471
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 6.125%, 2051	12,669,291	13,166,751
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.813%, 2049	8,257,080	9,240,465
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 4.948%, 2037	1,200,000	1,262,476
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.383%, 2041	2,279,327	2,336,365
Merrill Lynch Mortgage Trust, “A3”, FRN, 6.038%, 2050	1,948,101	2,030,161
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.81%, 2050	11,723,839	13,099,925
Morgan Stanley Capital I, Inc., FRN, 1.117%, 2030 (i)(n)	16,814,425	495,891
Race Point CLO Ltd., “A1A”, FRN, 0.474%, 2021 (n)	5,000,000	4,910,480
Residential Asset Mortgage Products, Inc., FRN, 4.971%, 2034	155,116	154,815
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035	7,832,024	4,490,288
Spirit Master Funding LLC, 5.05%, 2023 (z)	6,186,120	6,204,679
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 6.122%, 2051	9,392,500	10,448,508
Wachovia Bank Commercial Mortgage Trust, FRN, 5.937%, 2049	6,757,014	7,557,653

		$127,289,728
Automotive - 0.2%
Hyundai Capital America, 2.125%, 2017 (n)	$384,000	$371,244
Toyota Motor Credit Corp., 3.2%, 2015	3,480,000	3,638,110
Toyota Motor Credit Corp., 3.4%, 2021	4,890,000	4,845,516
Volkswagen International Finance N.V., 2.375%, 2017 (n)	4,856,000	4,929,462

		$13,784,332
Broadcasting - 0.2%
Discovery Communications, Inc., 4.875%, 2043	$3,740,000	$3,457,275
News America, Inc., 8.5%, 2025	5,903,000	7,510,836

		$10,968,111
Cable TV - 0.3%
Comcast Corp., 2.85%, 2023	$6,030,000	$5,724,810
DIRECTV Holdings LLC, 4.6%, 2021	3,220,000	3,339,600
Time Warner Entertainment Co. LP, 8.375%, 2033	7,170,000	8,450,691

		$17,515,101
Computer Software - Systems - 0.0%
Apple, Inc., 3.85%, 2043	$2,060,000	$1,829,758

Conglomerates - 0.2%
ABB Finance (USA), Inc., 2.875%, 2022	$1,772,000	$1,697,684
General Electric Co., 2.7%, 2022	5,120,000	4,845,532
United Technologies Corp., 3.1%, 2022	2,450,000	2,420,181

		$8,963,397
Consumer Services - 0.0%
eBay, Inc., 1.35%, 2017	$1,644,000	$1,615,804

Defense Electronics - 0.1%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$3,942,000	$4,241,935

Emerging Market Quasi-Sovereign - 0.5%
CNOOC Finance (2012) Ltd., 3.875%, 2022 (n)	$5,880,000	$5,677,481
Corporacion Nacional del Cobre de Chile, 3.75%, 2020 (n)	1,789,000	1,740,946

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Emerging Market Quasi-Sovereign - continued
Gaz Capital S.A., 3.85%, 2020 (n)	$1,632,000	$1,517,760
Petrobras Global Finance Co., FRN, 2.414%, 2019	3,702,000	3,627,960
Petrobras International Finance Co., 5.375%, 2021	2,152,000	2,162,101
Petrobras International Finance Co., 6.75%, 2041	1,511,000	1,509,581
Petroleos Mexicanos, 8%, 2019	4,145,000	5,015,450
Qtel International Finance Ltd., 6.5%, 2014 (n)	1,395,000	1,454,288
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	3,687,978	3,918,477
State Grid International Development Co. Ltd., 1.75%, 2018 (z)	2,710,000	2,597,356

		$29,221,400
Emerging Market Sovereign - 0.3%
Republic of Peru, 7.35%, 2025	$551,000	$705,280
Russian Federation, 3.625%, 2015 (z)	12,000,000	12,420,000
United Mexican States, 4.75%, 2044	7,817,000	6,957,130

		$20,082,410
Energy - Independent - 0.1%
Apache Corp., 3.25%, 2022	$2,382,000	$2,346,399
Apache Corp., 4.75%, 2043	1,827,000	1,732,935
EOG Resources, Inc., 2.625%, 2023	1,718,000	1,607,605
Hess Corp., 8.125%, 2019	1,740,000	2,181,059

		$7,867,998
Energy - Integrated - 0.6%
BP Capital Markets PLC, 4.5%, 2020	$1,661,000	$1,801,999
BP Capital Markets PLC, 4.742%, 2021	4,892,000	5,322,946
Husky Energy, Inc., 5.9%, 2014	4,370,000	4,571,802
Husky Energy, Inc., 7.25%, 2019	4,453,000	5,486,893
Petro-Canada, 6.05%, 2018	9,475,000	10,977,460
Total Capital International S.A., 1.55%, 2017	7,071,000	7,007,962

		$35,169,062
Financial Institutions - 0.1%
General Electric Capital Corp., 3.1%, 2023	$3,339,000	$3,154,240

Food & Beverages - 0.3%
Anheuser-Busch InBev S.A., 8%, 2039	$5,850,000	$8,419,390
Conagra Foods, Inc., 3.2%, 2023	2,934,000	2,805,699
Diageo Capital PLC, 2.625%, 2023	6,190,000	5,758,489
Kraft Foods Group, Inc., 3.5%, 2022	2,361,000	2,338,046

		$19,321,624
Insurance - 0.2%
American International Group, Inc., 4.875%, 2022	$10,460,000	$11,149,565
Metropolitan Life Global Funding I, 5.125%, 2014 (n)	1,320,000	1,376,864

		$12,526,429
Insurance - Health - 0.1%
WellPoint, Inc., 3.3%, 2023	$3,410,000	$3,246,160

Insurance - Property & Casualty - 0.4%
ACE Ltd., 2.7%, 2023	$5,960,000	$5,562,182
Chubb Corp., 6.375% to 2017, FRN to 2067	8,200,000	8,774,000
Marsh & McLennan Cos., Inc., 4.8%, 2021	5,360,000	5,782,727
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)	2,925,000	3,115,125

		$23,234,034

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
International Market Quasi-Sovereign - 0.4%
Achmea Hypotheekbank N.V., 3.2%, 2014 (n)	$394,000	$408,972
KFW International Finance, Inc., 4.875%, 2019	7,250,000	8,406,375
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	4,053,000	4,152,704
Temasek Financial I Ltd., 2.375%, 2023 (n)	10,140,000	9,007,494

		$21,975,545
International Market Sovereign - 0.1%
Republic of Iceland, 4.875%, 2016 (n)	$5,610,000	$5,862,450

Internet - 0.1%
Baidu, Inc., 3.5%, 2022	$6,460,000	$5,772,126

Local Authorities - 0.1%
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 2040	$5,815,000	$7,741,568

Machinery & Tools - 0.1%
Atlas Copco AB, 5.6%, 2017 (n)	$5,970,000	$6,718,907

Major Banks - 1.5%
ABN AMRO Bank N.V., FRN, 2.046%, 2014 (n)	$5,900,000	$5,951,212
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)	2,600,000	2,650,144
Bank of America Corp., 7.375%, 2014	2,825,000	2,972,140
Bank of America Corp., 5.49%, 2019	4,135,000	4,458,522
Bank of America Corp., 7.625%, 2019	3,980,000	4,783,065
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	3,200,000	3,096,000
Commonwealth Bank of Australia, 5%, 2019 (n)	3,930,000	4,397,753
Credit Suisse New York, 5.5%, 2014	5,410,000	5,630,479
Goldman Sachs Group, Inc., 5.625%, 2017	6,364,000	6,897,208
HSBC Holdings PLC, 5.1%, 2021	3,688,000	4,051,858
ING Bank N.V., 3.75%, 2017 (n)	4,761,000	4,983,053
JPMorgan Chase & Co., 6.3%, 2019	6,750,000	7,841,462
JPMorgan Chase & Co., 3.25%, 2022	1,884,000	1,788,673
Morgan Stanley, 6.625%, 2018	11,740,000	13,306,762
PNC Funding Corp., 5.625%, 2017	6,510,000	7,222,565
Royal Bank of Scotland PLC, 2.55%, 2015	1,405,000	1,428,546
Wachovia Corp., 5.25%, 2014	4,613,000	4,818,417
Wells Fargo & Co., 2.1%, 2017	6,600,000	6,623,602

		$92,901,461
Medical & Health Technology & Services - 0.3%
Baxter International, Inc., 3.2%, 2023	$3,460,000	$3,393,838
CareFusion Corp., 6.375%, 2019	6,240,000	7,202,277
Express Scripts Holding Co., 2.65%, 2017	7,200,000	7,331,422

		$17,927,537
Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 2023 (n)	$5,930,000	$5,367,196
Rio Tinto Finance (USA) PLC, 3.5%, 2022	5,540,000	5,342,205
Vale Overseas Ltd., 4.625%, 2020	1,631,000	1,610,934
Vale Overseas Ltd., 6.875%, 2039	1,269,000	1,280,904

		$13,601,239
Mortgage-Backed - 12.2%
Fannie Mae, 4.125%, 2013	$726,821	$726,779
Fannie Mae, 4.629%, 2014	2,899,178	2,945,639

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 4.808%, 2014	$38,642	$38,899
Fannie Mae, 4.826%, 2014	3,811,072	3,899,883
Fannie Mae, 4.78%, 2015	2,185,620	2,313,895
Fannie Mae, 4.832%, 2015	161,269	164,975
Fannie Mae, 4.856%, 2015	610,299	645,505
Fannie Mae, 4.908%, 2015	2,091,191	2,199,059
Fannie Mae, 5.19%, 2015	1,270,496	1,368,346
Fannie Mae, 5.09%, 2016	1,987,175	2,161,657
Fannie Mae, 5.35%, 2016	636,290	695,659
Fannie Mae, 5.662%, 2016	1,160,688	1,267,626
Fannie Mae, 5.725%, 2016	2,005,402	2,228,821
Fannie Mae, 5.05%, 2017	2,383,643	2,598,741
Fannie Mae, 5.5%, 2017 - 2040	76,211,940	83,058,567
Fannie Mae, 6%, 2017 - 2037	37,204,225	40,727,978
Fannie Mae, 2.578%, 2018	4,000,000	4,108,328
Fannie Mae, 3.8%, 2018	782,105	838,728
Fannie Mae, 3.849%, 2018	1,422,241	1,548,281
Fannie Mae, 3.91%, 2018	1,163,132	1,261,771
Fannie Mae, 4.5%, 2018 - 2041	24,453,098	26,059,002
Fannie Mae, 5%, 2018 - 2041	40,733,605	44,028,281
Fannie Mae, 4.6%, 2019	762,985	853,618
Fannie Mae, 4.88%, 2020	509,642	558,937
Fannie Mae, 3%, 2027	5,123,076	5,274,825
Fannie Mae, 2.5%, 2028	4,538,680	4,572,887
Fannie Mae, 7.5%, 2030 - 2032	495,670	572,211
Fannie Mae, 6.5%, 2031 - 2037	13,176,330	14,705,821
Fannie Mae, 4%, 2040 - 2041	3,895,517	4,068,139
Fannie Mae, 3.5%, 2041 - 2042	7,687,962	7,822,215
Fannie Mae, TBA, 2.5%, 2028	9,637,000	9,692,713
Fannie Mae, TBA, 3%, 2028	16,686,000	17,079,686
Fannie Mae, TBA, 4%, 2028	4,420,000	4,658,783
Fannie Mae, TBA, 3.5%, 2043	72,687,000	73,368,437
Fannie Mae, TBA, 4.5%, 2043	13,920,000	14,681,250
Freddie Mac, 6%, 2016 - 2037	20,523,948	22,584,856
Freddie Mac, 3.882%, 2017	2,574,445	2,780,177
Freddie Mac, 5%, 2017 - 2039	25,677,093	27,597,346
Freddie Mac, 2.412%, 2018	1,963,000	1,996,722
Freddie Mac, 3.154%, 2018	712,000	748,861
Freddie Mac, 1.869%, 2019	2,123,000	2,062,157
Freddie Mac, 4.5%, 2019 - 2039	15,761,778	16,586,345
Freddie Mac, 5.085%, 2019	6,789,000	7,786,582
Freddie Mac, 5.5%, 2019 - 2035	17,291,195	18,765,558
Freddie Mac, 2.313%, 2020	600,000	597,593
Freddie Mac, 3.808%, 2020	5,739,000	6,127,169
Freddie Mac, 6.5%, 2034 - 2037	7,307,185	8,229,955
Freddie Mac, 4%, 2040 - 2041	22,182,637	23,081,007
Freddie Mac, 3.5%, 2042 - 2043	16,902,587	17,187,549
Freddie Mac, 3%, 2043	22,349,111	21,837,177
Freddie Mac, TBA, 2.5%, 2028	7,559,000	7,596,795
Freddie Mac, TBA, 3%, 2043	13,142,000	12,809,343
Freddie Mac, TBA, 3.5%, 2043	25,566,000	25,799,639
Ginnie Mae, 4.5%, 2041	1,983,111	2,117,089
Ginnie Mae, 4%, 2042	5,918,569	6,221,748
Ginnie Mae, 3%, 2043	13,179,879	13,062,852

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Ginnie Mae, 5.5%, 2032 - 2035	$8,860,402	$9,758,594
Ginnie Mae, 6%, 2032 - 2038	9,102,533	10,196,918
Ginnie Mae, 4.5%, 2033 - 2042	21,624,835	23,231,597
Ginnie Mae, 5%, 2033 - 2041	2,589,405	2,818,532
Ginnie Mae, 3.5%, 2041 - 2042	4,306,123	4,441,241
Ginnie Mae, 4%, 2041	19,126,818	20,170,730
Ginnie Mae, TBA, 3%, 2043	5,350,000	5,290,649
Ginnie Mae, TBA, 3.5%, 2043	29,488,000	30,262,057

		$734,542,780
Natural Gas - Pipeline - 0.3%
Energy Transfer Partners LP, 3.6%, 2023	$3,288,000	$3,077,203
Enterprise Products Operating LLC, 6.5%, 2019	5,184,000	6,184,476
Kinder Morgan Energy Partners LP, 7.75%, 2032	2,520,000	3,113,475
Spectra Energy Capital LLC, 8%, 2019	5,327,000	6,741,873

		$19,117,027
Network & Telecom - 0.2%
AT&T, Inc., 5.55%, 2041	$4,629,000	$4,819,738
Telecom Italia Capital, 5.25%, 2013	4,186,000	4,238,459

		$9,058,197
Oil Services - 0.0%
Transocean, Inc., 3.8%, 2022	$2,855,000	$2,719,536

Other Banks & Diversified Financials - 0.7%
American Express Co., 5.5%, 2016	$6,317,000	$7,054,415
Banco Bradesco S.A., 6.75%, 2019 (n)	3,383,000	3,653,640
Banco de Credito del Peru, 5.375%, 2020	4,872,000	4,981,620
BBVA Bancomer S.A. de C.V., 6.75%, 2022 (n)	4,730,000	5,108,400
Capital One Financial Corp., 6.15%, 2016	8,680,000	9,686,116
Citigroup, Inc., 3.375%, 2023	2,008,000	1,920,881
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	5,168,000	6,266,200
Svenska Handelsbanken AB, 4.875%, 2014 (n)	5,000,000	5,189,200
Swedbank AB, 2.125%, 2017 (n)	1,317,000	1,308,953

		$45,169,425
Pharmaceuticals - 0.5%
AbbVie, Inc., 1.2%, 2015 (n)	$10,860,000	$10,871,935
Hospira, Inc., 6.05%, 2017	5,813,000	6,220,253
Roche Holdings, Inc., 6%, 2019 (n)	6,175,000	7,372,845
Teva Pharmaceutical Finance IV LLC, 3.65%, 2021	7,330,000	7,330,674

		$31,795,707
Real Estate - 0.4%
Boston Properties, Inc., REIT, 5%, 2015	$2,006,000	$2,155,975
ERP Operating LP, REIT, 5.375%, 2016	1,460,000	1,627,458
ERP Operating LP, REIT, 4.625%, 2021	5,212,000	5,520,827
HCP, Inc., REIT, 5.375%, 2021	4,146,000	4,497,332
WEA Finance LLC, 6.75%, 2019 (n)	1,505,000	1,777,402
WEA Finance LLC, REIT, 4.625%, 2021 (n)	5,810,000	6,129,225

		$21,708,219
Retailers - 0.4%
Gap, Inc., 5.95%, 2021	$3,740,000	$4,136,545
Home Depot, Inc., 5.95%, 2041	1,578,000	1,879,949

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Retailers - continued
Limited Brands, Inc., 5.25%, 2014	$2,262,000	$2,346,825
Target Corp., 4%, 2042	5,822,000	5,294,317
Wal-Mart Stores, Inc., 5.25%, 2035	12,347,000	13,405,335

		$27,062,971
Supranational - 0.1%
Asian Development Bank, 2.75%, 2014	$5,390,000	$5,507,394
Asian Development Bank, 1.125%, 2017	3,322,000	3,342,929

		$8,850,323
Telecommunications - Wireless - 0.4%
American Tower Trust I, 3.07%, 2023 (n)	$5,960,000	$5,692,605
Crown Castle Towers LLC, 6.113%, 2020 (n)	3,852,000	4,420,074
Crown Castle Towers LLC, 4.883%, 2020 (n)	2,040,000	2,193,679
Rogers Communications, Inc., 6.8%, 2018	8,529,000	10,296,908

		$22,603,266
Tobacco - 0.2%
Altria Group, Inc., 2.85%, 2022	$6,040,000	$5,585,049
B.A.T. International Finance PLC, 3.25%, 2022 (n)	5,833,000	5,709,533

		$11,294,582
Transportation - Services - 0.1%
ERAC USA Finance Co., 7%, 2037 (n)	$6,381,000	$7,513,634

U.S. Government Agencies and Equivalents - 0.4%
Aid-Egypt, 4.45%, 2015	$9,559,000	$10,374,765
Small Business Administration, 4.35%, 2023	692,993	741,446
Small Business Administration, 4.77%, 2024	1,967,539	2,109,139
Small Business Administration, 5.18%, 2024	3,224,870	3,546,020
Small Business Administration, 5.52%, 2024	1,767,047	1,960,617
Small Business Administration, 4.99%, 2024	3,195,526	3,485,014
Small Business Administration, 4.95%, 2025	2,454,115	2,658,045

		$24,875,046
U.S. Treasury Obligations - 12.7%
U.S. Treasury Bonds, 8.5%, 2020	$2,148,000	$3,056,033
U.S. Treasury Bonds, 6%, 2026	1,524,000	2,045,970
U.S. Treasury Bonds, 6.75%, 2026	926,000	1,325,916
U.S. Treasury Bonds, 5.25%, 2029	5,294,000	6,734,963
U.S. Treasury Bonds, 5.375%, 2031	4,690,000	6,109,457
U.S. Treasury Bonds, 4.5%, 2036	1,557,000	1,854,046
U.S. Treasury Bonds, 5%, 2037	2,452,000	3,129,748
U.S. Treasury Bonds, 4.5%, 2039	103,566,000	123,826,099
U.S. Treasury Notes, 1.875%, 2014	11,334,000	11,463,718
U.S. Treasury Notes, 1.875%, 2014	28,430,000	28,829,783
U.S. Treasury Notes, 4.75%, 2014	2,962,000	3,079,437
U.S. Treasury Notes, 0.5%, 2014	21,032,000	21,101,006
U.S. Treasury Notes, 2.125%, 2015	139,369,000	144,094,445
U.S. Treasury Notes, 4.25%, 2015	856,000	925,684
U.S. Treasury Notes, 2.625%, 2016	4,568,000	4,818,171
U.S. Treasury Notes, 0.875%, 2016	221,451,000	221,312,593
U.S. Treasury Notes, 4.75%, 2017	2,870,000	3,294,220
U.S. Treasury Notes, 3.75%, 2018	4,535,000	5,069,636
U.S. Treasury Notes, 3.125%, 2019	52,370,000	56,833,705

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Treasury Obligations - continued
U.S. Treasury Notes, 3.5%, 2020	$55,133,000	$60,995,182
U.S. Treasury Notes, 3.125%, 2021	54,204,000	58,205,773

		$768,105,585
Utilities - Electric Power - 0.6%
MidAmerican Funding LLC, 6.927%, 2029	$2,785,000	$3,453,807
Oncor Electric Delivery Co., 7%, 2022	4,555,000	5,654,240
Pacific Gas & Electric Co., 4.6%, 2043	4,920,000	4,843,533
PPL Corp., 3.4%, 2023	4,920,000	4,661,567
Progress Energy, Inc., 3.15%, 2022	6,169,000	5,909,125
PSEG Power LLC, 5.32%, 2016	5,099,000	5,655,510
System Energy Resources, Inc., 5.129%, 2014 (z)	841,760	847,391
Waterford 3 Funding Corp., 8.09%, 2017	3,563,716	3,607,721

		$34,632,894
Total Bonds		$2,285,532,420

Convertible Preferred Stocks - 0.4%
Aerospace - 0.0%
United Technologies Corp., 7.5%	27,887	$1,655,372

Automotive - 0.2%
General Motors Co., 4.75%	197,160	$9,495,226

Utilities - Electric Power - 0.2%
PPL Corp., 9.5%	58,230	$3,051,834
PPL Corp., 8.75%	158,840	8,580,537

		$11,632,371
Total Convertible Preferred Stocks		$22,782,969

Money Market Funds - 4.8%
MFS Institutional Money Market Portfolio, 0.11%, at Net Asset Value (v)	293,484,289	$293,484,289

Collateral for Securities Loaned - 0.1%
Morgan Stanley Repurchase Agreement, 0.13%, dated 6/28/13, due 7/01/13, total to be received $4,275,433 (secured by various U.S. Treasury and Federal Agency obligations valued at $4,360,935 in an individually traded account), at Net Asset Value	$4,275,387	$4,275,387
Total Investments		$6,254,669,802

Other Assets, Less Liabilities - (3.4)%		(207,887,856)
Net Assets - 100.0%		$6,046,781,946

(a)	Non-income producing security.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(l)	A portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $161,337,845, representing 2.7% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.795%, 2040	3/01/06	$6,505,841	$3,141,641
Russian Federation, 3.625%, 2015	4/22/10	11,975,605	12,420,000
Spirit Master Funding LLC, 5.05%, 2023	10/04/05	6,132,534	6,204,679
State Grid International Development Co. Ltd., 1.75%, 2018	5/15/13	2,705,834	2,597,356
System Energy Resources, Inc., 5.129%, 2014	4/16/04	841,760	847,391
Total Restricted Securities			$25,211,067
% of Net assets			0.4%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IPS	International Preference Stock
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

6/30/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments.

Supplemental Information (unaudited) – continued

The following is a summary of the levels used as of June 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$3,334,208,549	$—	$—	$3,334,208,549
United Kingdom	2,217,386	74,958,705	—	77,176,091
Switzerland	—	47,868,424	—	47,868,424
Japan	8,321,940	26,047,630	—	34,369,570
Canada	32,476,441	—	—	32,476,441
France	20,355,612	11,959,291	—	32,314,903
Brazil	19,216,445	—	—	19,216,445
Germany	16,182,032	—	—	16,182,032
Netherlands	—	16,067,727	—	16,067,727
Other Countries	20,759,441	40,738,083	—	61,497,524
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	796,931,503	—	796,931,503
Non-U.S. Sovereign Debt	—	85,992,128	—	85,992,128
U.S. Corporate Bonds	—	366,347,247	—	366,347,247
Residential Mortgage-Backed Securities	—	742,485,083	—	742,485,083
Commercial Mortgage-Backed Securities	—	109,603,295	—	109,603,295
Asset-Backed Securities (including CDOs)	—	9,744,136	—	9,744,136
Foreign Bonds	—	174,429,028	—	174,429,028
Short Term Securities	—	4,275,387	—	4,275,387
Mutual Funds	293,484,289	—	—	293,484,289
Total Investments	$3,747,222,135	$2,507,447,667	$—	$6,254,669,802

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $90,063,712 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$5,619,088,303
Gross unrealized appreciation	730,639,726
Gross unrealized depreciation	(95,058,227)
Net unrealized appreciation (depreciation)	$635,581,499

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	119,222,920	696,420,750	(522,159,381)	293,484,289

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$199,206	$293,484,289

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST V

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: August 16, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: August 16, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 16, 2013

*	Print name and title of each signing officer under his or her signature.